UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21969
The Gabelli Global Deal Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The Gabelli Global Deal Fund
First Quarter Report March 31, 2010

To Our Shareholders,
     The Gabelli Global Deal Fund’s (the “Fund”) net asset value (“NAV”) total return was 0.7% during the first quarter of 2010, compared with a gain of 0.01% and 5.4% for the 3 Month U.S. Treasury Bill Index and the Standard & Poor’s (“S&P”) 500 Index, respectively. The total return for the Fund’s publicly traded shares was (0.8)% during the first quarter.
Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results
Average Annual Returns through March 31, 2010 (a) (Unaudited)

				Since
				Inception
	Quarter	1 Year	3 Year	(01/31/07)
Gabelli Global Deal Fund
NAV Total Return(b)	0.69%	8.83%	1.64%	1.77%
Investment Total Return (c)	(0.83)	24.29	(1.59)	(2.20)
3 Month U.S. Treasury Bill Index	0.01	0.17	1.98	2.15
S&P 500 Index	5.39	49.73	(4.16)	(4.21)

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the re-balancing date. To qualify for selection, an issue must have settled on or before the re-balancing (month end) date. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested except for the 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL DEAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 42.8%
	Aerospace and Defense — 0.2%
93,000	The Allied Defense Group Inc.† .	$670,530
15,000	VT Group plc	170,718

		841,248

	Agriculture — 0.0%
2,000	Terra Industries Inc.	91,520

	Business Services — 4.4%
8,000	Acxiom Corp.†	143,520
788,400	AMICAS Inc.†	4,746,168
330,000	Bowne & Co. Inc.	3,682,800
90,000	Clear Channel Outdoor Holdings Inc., Cl. A†	954,900
78,000	Diebold Inc.	2,477,280
600,000	Oce NV†	6,853,508
5,000	ODIM ASA	37,774
6,000	Riskmetrics Group Inc.†	135,660

		19,031,610

	Cable and Satellite — 0.0%
25,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	128,177

	Computer Hardware — 0.3%
36,000	SanDisk Corp.†	1,246,680

	Computer Software and Services — 1.0%
400,000	Chordiant Software Inc.†	2,028,000
3,000	COMSYS IT Partners Inc.†	52,440
18,000	Mentor Graphics Corp.†	144,360
5,000	Novell Inc.†	29,950
26,300	PLATO Learning Inc.†	146,228
49,000	SkillSoft plc, ADR†	505,680
21,600	Soapstone Networks Inc.	16,632
90,000	Yahoo! Inc.†	1,487,700

		4,410,990

	Consumer Products — 0.3%
24,000	Harman International Industries Inc.†	1,122,720
10,000	Heelys Inc.†	23,800
1,300	Zareba Systems Inc.†	11,680

		1,158,200

	Consumer Services — 0.2%
25,000	Brink’s Home Security Holdings Inc.†	1,063,750

	Diversified Industrial — 1.1%
2,600	Bway Holding Co.†	52,260
80,000	Delta plc	230,963
440,000	Myers Industries Inc.	4,611,200

		4,894,423

		Market
Shares		Value
	Educational Services — 0.0%
1,000	Corinthian Colleges Inc.†	$17,590

	Electronics — 1.7%
211,700	Alliance Semiconductor Corp.†	35,989
103,000	Bel Fuse Inc., Cl. A	1,907,560
170,000	Bell Microproducts Inc.†	1,186,600
28,000	International Rectifier Corp.†	641,200
171,900	Techwell Inc.†	3,214,530
41,500	Zygo Corp.†	383,045

		7,368,924

	Energy and Utilities — 5.9%
25,000	Allegheny Energy Inc.	575,000
20,000	Arrow Energy Ltd.†	92,316
1,000	BJ Services Co.	21,400
190,000	CNX Gas Corp.†	7,229,500
30,000	Constellation Energy Group Inc.	1,053,300
520,000	Dragon Oil plc†	3,819,236
266,000	Endesa SA	7,602,258
76,000	NorthWestern Corp.	2,037,560
100,000	NRG Energy Inc.†	2,090,000
1,000	Origin Energy Ltd.	15,187
6,000	Smith International Inc.	256,920
10,000	Southwest Water Co.	104,400
100,000	UTS Energy Corp.†	239,256
100,000	WesternZagros Resources Ltd.†	79,752

		25,216,085

	Entertainment — 1.0%
10,000	Cedar Fair LP	119,400
1,000	Lions Gate Entertainment Corp.†	6,240
55,000	Madison Square Garden Inc., Cl. A†	1,195,150
290,000	Take-Two Interactive Software Inc.†	2,856,500

		4,177,290

	Environmental Services — 0.0%
1,000	Waste Services Inc.†	9,890

	Equipment and Supplies — 1.3%
35,000	K-Tron International Inc.† .	5,248,950
5,000	The Middleby Corp.†	287,950

		5,536,900

	Financial Services — 2.1%
120,000	SLM Corp.†	1,502,400
200,000	Zenith National Insurance Corp.	7,664,000

		9,166,400

	Food and Beverage — 1.5%
160,000	China Huiyuan Juice Group Ltd.	114,782
150,000	Diedrich Coffee Inc.†	5,220,000
30,000	Kraft Foods Inc., Cl. A	907,200
1,000	Reddy Ice Holdings Inc.†	4,620

		6,246,602

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL DEAL FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS (Continued)
		Health Care — 10.2%
30,000		Alcon Inc.	$4,846,800
19,000		ArthroCare Corp.†	564,680
3,000		Biogen Idec Inc.†	172,080
5,000		Care U.K. plc	33,935
25,000		Crucell NV, ADR†	510,000
2,000		Enzon Pharmaceuticals Inc.†	20,360
200,000		Facet Biotech Corp.†	5,398,000
6,000		Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	900
44,500		Indevus Pharmaceuticals Inc., Escrow† (a)	48,950
8,000		Life Technologies Corp.†	418,160
150,000		Millipore Corp.†	15,840,000
50,000		OSI Pharmaceuticals Inc.†	2,977,500
20,000		Trimeris Inc.†	49,000
252,000		Varian Inc.†	13,048,560

			43,928,925

		Hotels and Gaming — 0.1%
20,000		Lodgian Inc.†	50,000
34,000		MGM Mirage†	408,000

			458,000

		Machinery — 0.2%
50,000		Sauer-Danfoss Inc.†	664,000

		Materials — 0.0%
2,000		CIMPOR — Cimentos de Portugal SGPS SA	15,114
5,000		Intertape Polymer Group Inc.†	16,550

			31,664

		Media — 1.3%
72,000		APN News & Media Ltd.	152,623
220,000		Cablevision Systems Corp., Cl. A	5,310,800

			5,463,423

		Metals and Mining — 0.1%
28,000		Camino Mineral Corp.† (a)	4,411
4,000		Corriente Resources Inc., Cl. A†	32,295
20,000		Forsys Metals Corp.†	85,266
8,000		Lonmin plc†	247,413
0	(b)	Royal Gold Inc.	2
9,000		Xstrata plc†	170,513

			539,900

		Publishing — 0.0%
136,000		SCMP Group Ltd.	24,523

		Market
Shares		Value
	Restaurants — 0.0%
10,000	CKE Restaurants Inc.	$110,700
1,000	Landry’s Restaurants Inc.†	17,920

		128,620

	Semiconductors — 0.1%
33,000	Emulex Corp.†	438,240
5,000	White Electronic Designs Corp.†	35,000

		473,240

	Specialty Chemicals — 0.6%
1,500	Airgas Inc.	95,430
35,000	Ashland Inc.	1,846,950
70,200	ICO Inc.	567,216

		2,509,596

	Telecommunications — 7.3%
1,300,000	3Com Corp.†	9,997,000
725,000	Asia Satellite Telecommunications Holdings Ltd.	1,055,157
80,000	BCE Inc.	2,348,000
62,700	GVT Holding SA†	2,032,589
5,000	Iowa Telecommunications Services Inc.	83,500
65,000	Portugal Telecom SGPS SA	726,748
36,200	RCN Corp.†	545,896
510,000	Tandberg ASA	14,545,194

		31,334,084

	Transportation — 1.9%
100,000	Smit International NV	8,103,947

	TOTAL COMMON STOCKS	184,266,201

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.8%
	Aerospace — 0.1%
$500,000	Gencorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39 (c)	478,750

	Computer Hardware — 0.4%
2,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	1,737,500

	Specialty Chemicals — 0.3%
1,300,000	Ferro Corp., Cv., 6.500%, 08/15/13	1,257,750

	TOTAL CONVERTIBLE CORPORATE BONDS	3,474,000

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL DEAL FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.0%
$150,000	Park-Ohio Industries Inc., Sub. Deb., 8.375%, 11/15/14	$133,125

	Energy and Utilities — 0.1%
600,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	420,000

	TOTAL CORPORATE BONDS	553,125

	U.S. GOVERNMENT OBLIGATIONS — 56.3%
	U.S. Treasury Bills — 37.6%
161,844,000	U.S. Treasury Bills, 0.046% to 0.244%††, 04/15/10 to 09/23/10	161,798,212

	U.S. Treasury Cash Management Bills — 18.7%
80,215,000	U.S. Treasury Cash Management Bills, 0.101% to 0.167%††, 04/01/10 to 07/15/10 (d)	80,193,612

	TOTAL U.S. GOVERNMENT OBLIGATIONS	241,991,824

TOTAL INVESTMENTS — 100.0% (Cost $438,838,367)		$430,285,150

	Aggregate book cost	$438,838,367

	Gross unrealized appreciation	$9,904,162
	Gross unrealized depreciation	(18,457,379)

	Net unrealized appreciation/depreciation	$(8,553,217)

		Market
Shares		Value
	COMMON STOCKS SOLD SHORT — (0.1)%
	Energy and Utilities — (0.1)%
3,483	Schlumberger Ltd.	$221,031

TOTAL COMMON STOCKS SOLD SHORT (Total Proceeds $213,082)		$221,031

	Aggregate proceeds	$213,082

	Gross unrealized appreciation	$—
	Gross unrealized depreciation	(7,649)

	Net unrealized appreciation/depreciation	$(7,649)

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of the fair valued security amounted to $53,361 or 0.01% of total investments.

(b)	Amount is less than 0.1.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of the Rule 144A security amounted to $478,750 or 0.11% of total investments.

(d)	At March 31, 2010, $1,000,000 of the principal amount was pledged as collateral for common stocks sold short.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2010.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	87.9%	$378,249,092
Europe	10.4	44,729,644
Africa/Middle East	0.9	3,819,237
Latin America	0.5	2,032,589
Asia/Pacific	0.3	1,454,588

Total Investments	100.0%	$430,285,150

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care	$43,879,975	$—	$48,950	$43,928,925
Metals and Mining	535,489	—	4,411	539,900
Other Industries (a)	139,797,376	—	—	139,797,376

Total Common Stocks	184,212,840	—	53,361	184,266,201

Convertible Corporate Bonds	—	3,474,000	—	3,474,000
Corporate Bonds	—	553,125	—	553,125
U.S. Government Obligations	—	241,991,824	—	241,991,824

TOTAL INVESTMENTS IN SECURITIES	$184,212,840	$246,018,949	$53,361	$430,285,150

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(221,031)	$—	$—	$(221,031)

TOTAL INVESTMENTS IN SECURITIES	$(221,031)	$—	$—	$(221,031)

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACTS
Contract for Difference Swap Agreements	$—	$27,792	$—	$27,792
LIABILITIES (Unrealized Depreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$(33)	$—	$(33)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$27,759	$—	$27,759

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	3/31/10	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care	$48,950	$—	$—	$—	$—	$—	$—	$48,950	$—
Metals and Mining	—	—	—	(831)	5,242	—	—	4,411	(831)

TOTAL INVESTMENTS IN SECURITIES	$48,950	$—	$—	$(831)	$5,242	$—	$—	$53,361	$(831)

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
Derivative Financial Instruments.
     The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at March 31, 2010 are as follows:

					Net Unrealized
Notional		Equity Security	Interest Rate/	Termination	Appreciation/
Amount		Received	Equity Security Paid	Date	Depreciation
		Market Value	One Month LIBOR plus 90 bps plus
		Appreciation on:	Market Value Depreciation on:
$1,059,820	(340,000 Shares)	Chloride Group plc	Chloride Group plc	6/25/10	$23,717
125,994	(100,000 Shares)	Gulf Keystone Petroleum Ltd.	Gulf Keystone Petroleum Ltd.	6/25/10	4,075
5,002	(1,000 Shares)	J Sainsbury plc	J Sainsbury plc	6/25/10	(33)

					$27,759

     The Fund’s volume of activity in equity contract for difference swap agreements during the quarter ended March 31, 2010 had an average monthly notional amount of approximately $1,179,790.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following table summarizes the net unrealized appreciation/depreciation of derivatives held at March 31, 2010 by primary risk exposure:

Net Unrealized
Appreciation/
(Depreciation)

Asset Derivatives:
Equity Contracts	$27,792

Liability Derivatives:

Equity Contract	$(33)
3. Tax Information. Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2009, the Fund deferred capital losses of $1,270,277 and currency losses of $59,775.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Global Deal Fund (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Global Deal Fund
c/o American Stock Transfer
6201 15th Avenue
Brooklyn, NY 11219
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 422-3262.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.
Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL DEAL FUND
One Corporate Center, Rye, NY 10580-1422
Trustees
Mario J. Gabelli, CFA
   Chairman & Chief Executive Officer,
    GAMCO Investors, Inc.
Anthony J. Colavita
   President,
   Anthony J. Colavita, P.C.
James P. Conn
   Former Managing Director &
   Chief Investment Officer,
   Financial Security Assurance Holdings Ltd.
Clarence A. Davis
   Former Chief Executive Officer,
   Nestor, Inc.
Mario d’Urso
   Former Italian Senator
Arthur V. Ferrara
   Former Chairman & Chief Executive Officer,
   Guardian Life Insurance Company of America
Michael J. Melarkey
   Attorney-at-Law,
   Avansino, Melarkey, Knobel & Mulligan
Edward T. Tokar
   Senior Managing Director,
   Beacon Trust Company
Salvatore J. Zizza
   Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
   President & Acting Treasuer
Carter W. Austin
   Vice President
Peter D. Goldstein
   Chief Compliance Officer & Acting Secretary
Laurissa M. Martire
   Vice President
Agnes Mullady*
   Treasurer & Secretary
Delian Naydenov
   Assistant Vice President & Ombudsman
David I. Schachter
   Vice President
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
The Bank of New York Mellon
Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar
American Stock Transfer and Trust Company
Stock Exchange Listing

		8.50%
	Common	Preferred
NYSE-Symbol:	GDL	GDL PrA
Shares Outstanding:	21,177,810	1,920,242

*	Agnes Mullady is on a leave of absence for a limited period of time.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Deal Fund
By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.